AVAILABLE FOR SALE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2017
Investments, Debt and Equity Securities [Abstract]
Available-for-sale debt securities
Marketable securities held by the Company are debt securities and share investments considered to be available-for-sale securities.

(in thousands of $)	June 30, 2017	December 31, 2016
Amortized cost	198,568	197,449
Accumulated net unrealized (loss)/gain	(87,766)	(78,960)
Available-for-sale securities	110,802	118,489